Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 4,734,383	₩ 4,818,256
Land [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,161,696	933,560
Buildings and structures [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	1,449,066	1,598,040
Machinery and equipment [member] | Korean Development Bank and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment and investment property pledged as collateral	₩ 2,123,621	₩ 2,286,656